Summary of Available for Sale Securities, By Asset Class, in Unrealized Loss Position (Detail) - Fixed maturity securities [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair value
Less than or equal to one year, Fair value	[1]	$ 10,108	$ 11,737
More than one year, Fair value	[1]	2,354	2,653
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year	[1]	348	541
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year	[1]	255	464
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[1],[2]	603	1,005
Corporate public securities [Member]
Fair value
Less than or equal to one year, Fair value		7,315	8,170
More than one year, Fair value		990	975
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		255	455
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		95	297
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	350	752
Corporate private securities [Member]
Fair value
Less than or equal to one year, Fair value		1,447	1,642
More than one year, Fair value		508	418
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		65	56
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		82	59
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	147	115
Residential mortgage-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		303	427
More than one year, Fair value		397	423
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		6	3
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		33	39
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	39	42
Other asset-backed securities [Member]
Fair value
Less than or equal to one year, Fair value		327	654
More than one year, Fair value		365	756
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		1	7
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		39	67
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	40	74
Other [Member]
Fair value
Less than or equal to one year, Fair value		716	844
More than one year, Fair value		94	81
Gross unrealized losses
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Less than or equal to one year		21	20
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, More than one year		6	2
Gross unrealized losses based on the ratio of estimated fair value to amortized cost, Total	[2]	$ 27	$ 22

[1]	Represents 946 and 1,059 available-for-sale securities in an unrealized loss position as of December 31, 2016 and 2015, respectively.
[2]	As of December 31, 2016 and 2015, there were $118 million and $448 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.